Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance at Dec. 31, 2015	₩ 15,374,096	₩ 44,639	₩ (209,008)	₩ 398,518	₩ 15,007,627	₩ 9,303	₩ 15,251,079	₩ 123,017
Total comprehensive income:
Profit (loss) for the year	1,660,101				1,675,967		1,675,967	(15,866)
Other comprehensive income (loss) (note 13,21,22,28,31)	(247,331)				(7,499)	(235,486)	(242,985)	(4,346)
Total comprehensive income	1,412,770				1,668,468	(235,486)	1,432,982	(20,212)
Balance at Dec. 31, 2015	15,374,096	44,639	(209,008)	398,518	15,007,627	9,303	15,251,079	123,017
Transactions with owners:
Annual dividends (note 34)	(635,782)				(635,482)		(635,482)	(300)
Interim dividends (note 34)	(70,609)				(70,609)		(70,609)
Interest on hybrid bonds	(16,840)				(16,840)		(16,840)
Changes in ownership in subsidiaries	52,795		10,269				10,269	42,526
Transactions with owners	(670,436)		10,269		(722,931)		(712,662)	42,226
Balance at Dec. 31, 2016	16,116,430	44,639	(198,739)	398,518	15,953,164	(226,183)	15,971,399	145,031
Total comprehensive income:
Profit (loss) for the year	2,657,595				2,599,829		2,599,829	57,766
Other comprehensive income (loss) (note 13,21,22,28,31)	(1,013)				5,875	(8,544)	(2,669)	1,656
Total comprehensive income	2,656,582				2,605,704	(8,544)	2,597,160	59,422
Balance at Dec. 31, 2016	16,116,430	44,639	(198,739)	398,518	15,953,164	(226,183)	15,971,399	145,031
Transactions with owners:
Annual dividends (note 34)	(635,763)				(635,482)		(635,482)	(281)
Interim dividends (note 34)	(70,609)				(70,609)		(70,609)
Share option (note 26)	414		414				414
Interest on hybrid bonds	(16,840)				(16,840)		(16,840)
Changes in ownership in subsidiaries	(21,019)		(3,912)		9		(3,903)	(17,116)
Transactions with owners	(743,817)		(3,498)		(722,922)		(726,420)	(17,397)
Balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017	1,900,049				1,900,049		1,900,049
Balance (Increase (decrease) due to application of IFRS 9 [member]) at Dec. 31, 2017	(8,778)				60,026	(68,804)	(8,778)
Balance (Restated balance [member]) at Dec. 31, 2017	19,920,466	44,639	(202,237)	398,518	19,796,021	(303,531)	19,733,410	187,056
Balance at Dec. 31, 2017	18,029,195	44,639	(202,237)	398,518	17,835,946	(234,727)	17,842,139	187,056
Total comprehensive income:
Profit (loss) for the year	3,131,988				3,127,887		3,127,887	4,101
Other comprehensive income (loss) (note 13,21,22,28,31)	(141,584)				(57,473)	(69,911)	(127,384)	(14,200)
Total comprehensive income	2,990,404				3,070,414	(69,911)	3,000,503	(10,099)
Balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017	1,900,049				1,900,049		1,900,049
Balance (Increase (decrease) due to application of IFRS 9 [member]) at Dec. 31, 2017	(8,778)				60,026	(68,804)	(8,778)
Balance (Restated balance [member]) at Dec. 31, 2017	19,920,466	44,639	(202,237)	398,518	19,796,021	(303,531)	19,733,410	187,056
Balance at Dec. 31, 2017	18,029,195	44,639	(202,237)	398,518	17,835,946	(234,727)	17,842,139	187,056
Transactions with owners:
Annual dividends (note 34)	(635,482)				(635,482)		(635,482)
Interim dividends (note 34)	(70,609)				(70,609)		(70,609)
Share option (note 26)	789		593				593	196
Interest on hybrid bonds	(15,803)				(15,803)		(15,803)
Repayments of hybrid bonds (note 25)	(400,000)		(1,482)	(398,518)			(400,000)
Proceeds from issuance of hybrid bonds (note 25)	398,759			398,759			398,759
Comprehensive stock exchange (note 12)	129,595		129,595				129,595
Changes in ownership in subsidiaries	31,131		329,856				329,856	(298,725)
Transactions with owners	(561,620)		458,562	241	(721,894)		(263,091)	(298,529)
Balance at Dec. 31, 2018	₩ 22,349,250	₩ 44,639	₩ 256,325	₩ 398,759	₩ 22,144,541	₩ (373,442)	₩ 22,470,822	₩ (121,572)